Related Party Transactions (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Aug. 13, 2013 Wulff Services Inc. [Member]	Jul. 31, 2014 Wulff Services Inc. [Member]	Jul. 31, 2014 Gary D. Cohee [Member]	Jul. 31, 2014 Intercon Chemical Company [Member]
Related Party Transaction [Line Items]
Stock issued for services, shares			250,000	250,000	415,643
Stock issued for services, value	$ 25,000	$ 231,000	$ 175,000	$ 175,000	$ 376,000
Onetime payment related to corporate finance and restructuring efforts				75,000	160,000
Manufacturing assets sold						$ 58,000